Trade and other receivables, net	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables, net
Trade and other receivables, net

	As of December 31,
(In $ million)	2018	2017
Trade receivables	1,046	1,067
Provision for impairment	(6)	(8)
Total trade receivables, net of provision for impairment	1,040	1,059
Related party receivables (refer to note 20)	13	8
Other receivables	68	69
Total current trade and other receivables, net	1,121	1,136
Related party receivables (refer to note 20)	328	329
Other receivables	20	23
Total non-current receivables	348	352

10.1    Aging of trade receivables, net of provision for impairment

	As of December 31,
(In $ million)	2018	2017
Current	962	954
Past due 1 to 30 days	59	73
Past due 31 to 60 days	9	13
Past due 61 to 90 days	4	8
Past due more than 90 days	6	11
Balance at the end of the year	1,040	1,059